Related party transactions (Details) - Related companies - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Rental expenses	¥ 1,890	¥ 2,040
Service fee expenses	¥ 5,942	¥ 3,218